LONG-TERM PREPAYMENTS	12 Months Ended
Feb. 28, 2013
LONG-TERM PREPAYMENTS
LONG-TERM PREPAYMENTS

10.                               LONG-TERM PREPAYMENTS

	As of	As of
	February 29,	February 28,
	2012	2013
Prepaid for teaching materials development (1)	$1,099,547	$—
Prepaid for acquisition of license (2)	823,934	—
Total	$1,923,481	$—

(1)                                 The Group signed two agreements with McGraw-Hill Hong Kong Limited to develop two sets of English teaching materials with the total amount of $1,648,532. As of February 29, 2012, the prepayment was $1,099,547, and subsequently settled out the remaining balance and in April and June 2012 the Group recorded all the payment as intangible assets upon delivery of both sets of the teaching materials. These intangible assets were recorded as copy rights and amortized over a period of five years.

(2)                                 In September 2011, the Group entered into acquisition agreements to obtain the study-abroad intermediary service operating license, for which the Group prepaid $823,934.  $229,772 of the total prepayment amount was cash deposit required by the Education Bureau and recorded as restricted cash as of February 28, 2013. In February 2013, the Group revised its business strategy to not develop its study-abroad intermediary services and the remaining $594,162 prepayment was fully written off.